Fair Value Quantitative and Qualitative Disclosures - Summary of Sensitivity Analysis Related to WACC (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Growth Rate At 2.50% [member] | WACC At 97.5%[member]
Disclosure of fair value measurement of assets and liability [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 467.8
Growth Rate At 2.50% [member] | WACC At 100%[member]
Disclosure of fair value measurement of assets and liability [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	461.8
Growth Rate At 2.50% [member] | WACC At 102.5%[member]
Disclosure of fair value measurement of assets and liability [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	455.9
Growth Rate At 3.00% [member] | WACC At 97.5%[member]
Disclosure of fair value measurement of assets and liability [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	480.0
Growth Rate At 3.00% [member] | WACC At 100%[member]
Disclosure of fair value measurement of assets and liability [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	473.8
Growth Rate At 3.00% [member] | WACC At 102.5%[member]
Disclosure of fair value measurement of assets and liability [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	467.7
Growth Rate At 3.50% [member] | WACC At 97.5%[member]
Disclosure of fair value measurement of assets and liability [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	493.3
Growth Rate At 3.50% [member] | WACC At 100%[member]
Disclosure of fair value measurement of assets and liability [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	486.8
Growth Rate At 3.50% [member] | WACC At 102.5%[member]
Disclosure of fair value measurement of assets and liability [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 480.5